Income Taxes - Summary of Federal and State Income Tax Benefit Between Current and Deferred Portions (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal, Current			$ (731)	$ (98)
State, Current			(107)
Total income tax benefit, Current			(838)	(98)
Federal, Deferred			(1,260)	(1,271)
State, Deferred			(223)	(221)
Total income tax benefit, Deferred			(1,483)	(1,492)
Federal, Total			(1,991)	(1,369)
State, Total			(330)	(221)
Total income tax benefit	$ 49	$ (266)	$ (2,321)	$ (1,590)